Subsequent Events (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2014	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 HGV Grand Islander [Member]	Feb. 28, 2014 Share Based Compensation [Member]	Oct. 31, 2014 Subsequent event [member]	Sep. 30, 2014 Mortgage loan [member]	Dec. 31, 2013 Mortgage loan [member]	Oct. 31, 2013 Mortgage loan [member]	Dec. 31, 2012 Mortgage loan [member]	Dec. 31, 2014 Mortgage loan [member] Subsequent event [member]	Sep. 30, 2014 Senior secured term loan facility [member]	Dec. 31, 2013 Senior secured term loan facility [member]	Oct. 31, 2013 Senior secured term loan facility [member]	Dec. 31, 2012 Senior secured term loan facility [member]	Oct. 31, 2014 Senior secured term loan facility [member] Subsequent event [member]
Subsequent Event [Line Items]
Proceeds from asset dispositions	$ 40	$ 65			$ 25		$ 1,950
Cash-based LTI plan termination compensation expense reduction	25					25
Management agreement, year							100 years
Restricted cash and cash equivalents	288		266	550			100										100
Long-term debt, gross								$ 525	$ 525	$ 525	$ 0	$ 525	$ 5,300	$ 6,000	$ 7,600	$ 0